Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per share - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Class A [Member]
Numerator:
Allocation of net loss	$ (86,944)			$ (343,308)
Denominator:
Basic and diluted weighted-average shares outstanding	32,975,000			32,975,000	9,322,714
Basic and diluted net loss per share	$ 0			$ (0.01)
Class B [Member]
Numerator:
Allocation of net loss	$ (21,736)	$ (3,774)	$ (19,888)	$ (85,827)
Denominator:
Basic and diluted weighted-average shares outstanding	8,243,750	7,500,000	7,500,000	8,243,750	7,485,546
Basic and diluted net loss per share	$ 0	$ 0	$ 0	$ (0.01)